DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN	DESCRIPTION OF THE PLAN
The following description of the Humana Retirement Savings Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Humana Retirement Savings Plan document or the Plan’s Summary Plan Description, not included herein, for a more complete description of the Plan and its provisions.
General
The Plan is a qualified defined contribution plan established for the benefit of the employees of Humana Inc. and its participating subsidiaries (the “Company” or “Humana”) who are not employed in Puerto Rico (“eligible employees”), or eligible for the Humana Partnership Savings Plan and the CenterWell Home Health 401(k) Savings Plan and is subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). The Plan is a Safe Harbor Plan. The Company is the sponsor (“Plan Sponsor”) and a committee appointed by the Company is the administrator (“Plan Administrator”) of the Plan. The Company appointed Schwab Retirement Plan Services as the recordkeeper, and Charles Schwab Trust Bank as the trustee and custodian. The Company has appointed NEPC, LLC to provide investment consulting services to the Plan Administrator.
Newport Trust Company is the named fiduciary and investment manager of the investment fund under the Plan that holds shares of common stock of the Company (the “Humana Unitized Stock Fund”). The Plan offers access to a discretionary managed account service provided by Morningstar Investment Management LLC, a registered investment adviser and subsidiary of Morningstar, Inc. Morningstar Investment Management LLC is a fiduciary that is designated by the Plan and is made available to participants and beneficiaries to manage all or a portion of their Plan account.
Participant Accounts
Employees of the Company are generally eligible to participate upon employment. Individual accounts are maintained by the Plan for each eligible employee (“Participant”). Each Participant's account is credited with the Participant's contributions, the Company's contributions, and an allocation of Plan earnings or losses, reduced by Participant withdrawals and an allocation of administrative expenses. Allocations are based on Participants' account balances as discussed further below. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.
Contributions
Contributions to the Plan by or on behalf of employees may be restricted in amount and timing so as to meet certain requirements of the Internal Revenue Code of 1986, as amended (“IRC”). For the plan years ended December 31, 2025 and 2024, the Plan maintained various accounts including the Pre-tax Savings Account, the Company Matching Account, the After Tax Account, the Roth Contribution Account, and the Rollover Account, each as described below. A Participant’s Roth contributions, discussed below, when combined with their Pre-tax contributions and After-tax contributions, may not exceed 37% of their compensation. A Participant’s combined Pre-tax and Roth contributions may not exceed the IRC limitation in effect for the calendar year, which was $23,500 for 2025 and $23,000 for 2024. Effective January 1, 2026, a Participant’s Pre-tax contributions when combined with their After-tax contributions, may not exceed 77% of their compensation.
Pre-tax Savings Account
Employees of the Company may participate in the Pre-tax Savings Account beginning on the employee’s date of eligibility. A Participant, through payroll deductions, may contribute not less than 1% nor more than 35% of the Participant's eligible compensation. The Company automatically enrolls eligible employees at a contribution rate of 3% of compensation on their date of hire, unless the employee elects not to participate in the Pre-tax Savings Account or elects a different percentage up to 35%. Automatically enrolled Participants who have not made any contribution election will have their contributions automatically increased by 1% annually, effective with the beginning of the second plan year following the year of automatic enrollment, to a maximum of 15%.
Participants who are age 50 or older and contribute the maximum federal limit or maximum Plan limit may elect to contribute an additional amount as a “catch-up” contribution, up to $7,500 for 2025 and 2024, through payroll deductions in an amount not less than 1% nor more than 35% of the Participant's annual compensation. Effective
January 1, 2025, Participants who attain ages 60-63 during the year are eligible to make enhanced catch-up contributions up to $11,250 for 2025.
Effective January 1, 2026, the maximum pre-tax contribution election increased from 35% to 70% of a Participant's eligible compensation. The separate catch-up contribution election was eliminated, and catch-up contributions are administered automatically through payroll in accordance with Plan provisions and applicable federal limits. Participants eligible to make catch-up contributions whose prior-year FICA wages from the Company exceeded $150,000 for the 2025 plan year, for the purposes of determining 2026 contributions, are required to make such catch-up contributions on a Roth basis in accordance with applicable federal requirements.
Company Matching Account
The Company matched 125% of a Participant’s eligible pre-tax, Roth (discussed below) and catch-up contributions that combined do not exceed 6% of their eligible compensation after completion of one year of service. After-tax, Rollover, Roth Rollover and Roth Conversion contributions are not matched. The Company may increase, decrease, or cease matching contributions, with approval from the Board of Directors. Matching contributions are funded each pay period and follow the Participants' investment elections. Effective January 1, 2026, the Company reduced the matching contribution from 125% to 100% of a Participant's eligible pre-tax, Roth and catch-up contributions combined up to 6% of their eligible compensation, after completion of one year of service. Additionally, beginning January 1, 2026, qualified student loan payments are eligible for matching contributions, subject to the same 6% of eligible compensation after completion of one year of service.
After Tax Account
Eligible employees of the Company may participate in the Plan’s After Tax Account beginning on the employee’s date of hire. A Participant, through payroll deductions, may contribute not less than 1% nor more than 2% of the Participant's eligible compensation, on an after-tax basis. Contributions to the After Tax Account are not eligible for Company matching contributions. Effective January 1, 2026, the maximum after-tax contribution rate increased from 2% to 7% of a Participant's eligible compensation.
Roth Contribution Account
Participants may elect to contribute to a Roth Contribution Account. A Participant may elect to contribute between 1% and 35% of their eligible compensation to the Roth Account. This account is credited with amounts from a Participant’s compensation that they have elected to contribute to the Plan after paying income taxes, including catch-up contributions that are designated as Roth contributions. A participant will pay income taxes on their Roth contribution before they are contributed to the Plan, but while they remain in the Plan, Roth contributions grow tax free, and may be distributed from the Plan tax free under certain circumstances. Federal law imposes a 5-taxable-year period holding requirement for Roth contributions before they may be eligible for tax-free distribution from the Plan. Effective January 1, 2026, the maximum Roth contribution election increased from 35% to 70% of a Participant's eligible compensation.
Rollover Account
The Plan allows Participants to rollover assets from other qualified retirement plans into this Plan subject to approval by the Plan Administrator.
Investment Options
In accordance with IRC Section 404(c), Participants are responsible for investment decisions in all accounts, including Participant funded and Company funded accounts. Investments can be made among various investment options in 1% increments. In the absence of Participant directed allocations, contributions are invested in a Schwab Indexed Retirement Trust Fund based on a Participant's date of birth and estimated retirement date. In connection with a change in allocation of a Participant's or the Company's future contributions among the investment options or a change in the allocation of existing investments, the purchases and sales due to fund transfers are transacted at the funds’ end of day net asset value on the day the transaction is initiated.
Participant investment options consist of the Schwab Personal Choice Retirement Account (“PCRA”) and certain investment funds including mutual funds with registered investment companies and common/collective trust/separate accounts. The PCRA is a self-directed brokerage account allowing Participants to make investments that are not included as one of the Plan’s options. In-kind distributions are allowed from the PCRA. The Humana Unitized Stock Fund invests primarily in the Company's stock with a small portion held in a money market fund to provide liquidity and to accommodate daily transactions.
The Plan designates the Humana Unitized Stock Fund investment option as an employee stock ownership plan (“ESOP”).  The ESOP component of the Plan allows dividends paid on Humana common stock held in the fund to be passed through to Participants.  Participants may elect to have the dividends passed through quarterly and paid to them or to have the dividends reinvested in the Humana Unitized Stock Fund.  If a Participant fails to make an affirmative election, the default is to reinvest the dividends.  Dividends that are reinvested and paid into the Humana Unitized Stock Fund are allocated proportionately to Participants on the basis of each Participant’s investment in the fund and used to purchase additional units in the Humana Unitized Stock Fund.  Amounts allocated to the portion of the Plan that is an ESOP may still be exchanged to other investments in the Plan and other investments in the Plan may be exchanged into the ESOP component of the Plan.
Each of the investment funds is divided into units of participation, which are calculated daily by the recordkeeper. The daily value of each unit is determined by dividing the total fair market value of all assets in each fund by the total number of units in that fund. Investment income, including certain administrative fees and net appreciation (depreciation) of the fair value of investments, is allocated to each Participant’s account based on the change in unit value for each fund in which the Participant has an account balance.
Vesting
Participant contributions are fully vested and non-forfeitable. Generally, once a Participant has completed two years of service, the Company Matching Account contributions vest immediately and become non-forfeitable.
Forfeitures
The benefit to which a Participant is entitled is the benefit that can be provided from the Participant's vested account. Unvested Company Matching Account contributions are forfeited after a five year break in service, or as a result of withdrawal of the vested account following termination of employment. Forfeited Company Matching Account contributions are available to reduce the amount of subsequent employer contributions. If a former Participant is re-employed prior to five consecutive one-year breaks in service and repays the amount of his/her distribution, then any forfeited employer contributions are restored to his/her account.
For the years ended December 31, 2025 and 2024, forfeited nonvested accounts used to reduce employer contributions were $8,431,751 and $6,282,100, respectively. At December 31, 2025 and 2024, the balance of forfeited nonvested accounts available for reducing future employer contributions totaled $303,731 and $122,685, respectively.
Benefit Payments and Withdrawals
Withdrawals at Termination
Upon termination of employment, including retirement, death, or disability, the Plan may disburse funds. Terminated Participants may elect to either leave his/her money in the Plan, if their vested account balance is $1,000 or greater, or take a total distribution of their vested account balance. Beginning January 1, 2025, terminated participants may elect to either leave his/her money in the Plan, if their vested account balance is $7,000 or greater, or take a total distribution of their vested account balance. If a terminated Participant elects to leave their money in the Plan, he/she may request a subsequent withdrawal at any time for a total or partial distribution of their vested account balance. Participant’s distribution options include lump sum and installment payments.
In addition, the Plan permits Participants to roll over contributions to another qualified plan. A Participant must make a written request to the Plan for a direct rollover distribution. Rollovers must comply with certain requirements before the Plan will authorize the rollover distribution. Beginning January 1, 2025, for terminated Participants with a vested account balance greater than $1,000 and less than $7,000, an automatic direct rollover will occur to an individual retirement account maintained by a provider selected by the Committee, if a lump sum cash distribution or rollover has not been elected.
Participants requesting a lump sum distribution may do so in the form of cash or Humana common stock to the degree that their account is invested in the Humana Unitized Stock Fund, as defined by the Plan. For terminated Participants with a vested account balance less than $1,000, a lump-sum cash distribution will be made if a rollover has not been elected. Participants can request a lump sum distribution in the form of any other property held under the Plan, including under a Self-Directed Brokerage Account if elected by the Participant.
In Service Withdrawals
59 ½ Withdrawals
Participants who are 59 ½ or older may make withdrawals from eligible accounts, as defined by the Plan.
Rollover Withdrawals
Generally, a Participant may make a withdrawal from rollover contributions at any time, as defined by the Plan.
Hardship Withdrawals
In the event funds are needed because of extreme financial hardship, as defined by law, the Participant may be allowed to make a withdrawal of their vested account balance from eligible accounts, as defined by the Plan.
Qualified Disaster Recovery Distributions and Repayments
A Participant eligible for a "qualified disaster recovery distribution"within the meaning of Code Section 72(t)(11)(A))—which generally means a distribution to a Participant whose principal place of abode is in a qualified disaster area and who has sustained an economic loss due to a Qualified Disaster—may take a withdrawal from their Account attributable to eligible contributions within 180 days of the first day of the incident period of the Qualified Disaster.
After Tax Account Withdrawals
Generally, a Participant may make a withdrawal from the After Tax Account at any time, as defined by the Plan.
Notes Receivable from Participants
Participants may borrow from eligible accounts, as defined in the Plan. Generally, the aggregate amount of the loans to a Participant shall not exceed the lesser of $50,000 or 50% of the vested portion of eligible accounts. The minimum amount a Participant may borrow is $1,000. Loan transactions are treated as a transfer to (from) the various investment funds from (to) the Participant Notes Receivable. Loan terms range from one to four years or up to ten years for the purchase of a primary residence. The loans are collateralized by the balance in the Participant's account and bear interest at a rate in accordance with the Department of Labor's Rules and Regulations for Reporting and Disclosure under ERISA, as determined by the Plan Administrator. Principal and interest are repaid ratably through payroll deductions or directly to the recordkeeper. Loans are deducted proportionately from all accounts and all fund investments. Interest income is recorded on the accrual basis. Related fees are recorded as administrative expenses and are expensed when they are incurred. No allowance for credit losses has been recorded as of December 31, 2025 or 2024. If a participant ceases to make loan repayments and the plan administrator deems the participant loan to be in default, the participant loan balance is reduced and a benefit payment is recorded. At December 31, 2025 participant loan interest rates in effect ranged from 3.00% to 9.50% with various maturity dates through 2036. At December 31, 2024 loan interest rates in effect ranged from 4.25% to 9.50% with various maturity dates through 2035.
Plan Termination
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event the Plan is terminated, Participants would become 100% vested in their accounts.
Plan Transfers
In January 2026, net assets of approximately $552 million were transferred from the Plan into another participating plan as part of an effort to align employee benefit plan structure and administration. During 2024, balances were transferred into the Plan from other Participating Plans to consolidate accounts due to prior acquisitions.